Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trading liabilities
Deposits
Repos	£ 30,562	£ 26,902
Collateral received	12,509	15,075
Other deposits	895	1,150
Total deposits	43,966	43,127
Debt securities in issue	257	706
Short positions in financial institution and corporate securities	1,379	1,790
Total short positions	10,491	9,803
Total	54,714	53,636
Trading assets
Loans
Reverse repos	27,127	23,694
Collateral given	7,367	9,141
Other loans	545	762
Total loans	35,039	33,597
Securities
Financial institutions and corporate	4,561	3,563
Total securities	13,878	11,954
Total	48,917	45,551
UNITED KINGDOM | Trading liabilities
Deposits
Short positions in government securities	2,680	1,893
UNITED KINGDOM | Trading assets
Securities
Central and local government securities	2,077	2,729
UNITED STATES | Trading liabilities
Deposits
Short positions in government securities	1,677	2,071
UNITED STATES | Trading assets
Securities
Central and local government securities	3,734	2,600
Other | Trading liabilities
Deposits
Short positions in government securities	4,755	4,049
Other | Trading assets
Securities
Central and local government securities	£ 3,506	£ 3,062